Borrowings - Short-term Borrowings and Long-term Borrowings (with Original Maturities of More Than One Year) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 10,551,657	¥ 12,697,699
Unsubordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	8,972,906	11,043,243
Subordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	98,556	130,971
Liabilities associated with securitization transactions [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,108,260	1,129,695
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 371,935	¥ 393,790